Financial Statement Details (Tables)	12 Months Ended
Dec. 31, 2020
Financial Statement Details [Abstract]
Prepaid Expenses and Other Current Assets
As of December 31, 2020 and 2019, prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2020	2019
Prepaid preclinical and clinical trial services - with related party (Note 9)	$4,626	$1,021
Insurance claim receivable	2,518	6,384
Insurance premium financing asset	1,421	757
Prepaid manufacturing services	—	1,919
Prepaid insurance	1,365	793
Prepaid services	1,294	570
Prepaid license fees	801	614
Interest receivable - marketable debt securities	473	222
Grant receivable	—	402
Prepaid equipment maintenance	243	251
Prepaid supplies - with related party (Note 9)	143	—
Laboratory equipment deposit	66	—
Prepaid rent	52	392
Other	647	677

Prepaid expenses and other current assets	$13,649	$14,002

Property, Plant and Equipment, Net
As of December 31, 2020 and 2019, property, plant and equipment, net, consist of the following (in thousands):

	As of December 31,
	2020	2019
Leasehold improvements	$52,251	$51,314
Equipment	34,738	32,885
Buildings	22,690	22,872
Software	2,376	2,282
Furniture & fixtures	1,015	948
Construction in progress	1,333	1,333

Subtotal	114,403	111,634
Less: accumulated depreciation	(41,862)	(28,165)

Property and equipment, net	$72,541	$83,469

Other Assets
As of December 31, 2020 and 2019, other assets consist of the following (in thousands):

	As of December 31,
	2020	2019
VAT receivable	$864	$697
Security deposits	634	240
Prepaid software license fees	455	—
Restricted cash	179	179
Prepaid preclinical and clinical trial services - with related party (Note 9)	92	4,075
Due from related party	51	19
Others	323	308

Other assets	$2,598	$5,518

Accrued Expenses and Other Liabilities
As of December 31, 2020 and 2019, accrued expenses and other liabilities consist of the following (in thousands):

	As of December 31,
	2020	2019
Accrued professional and service fees	$7,668	$3,943
Accrued dissenting shares (Note 8)	6,769	6,335
Accrued bonus	5,288	4,121
Accrued preclinical and clinical trial costs	4,339	2,444
Accrued research and development costs	4,002	392
Accrued compensation	3,891	2,777
Financing obligation - current portion	1,421	757
Accrued contingent consideration payable	856	786
Accrued laboratory equipment and supplies	641	640
Accrued capital expenditures	337	—
Deferred revenue	270	162
Accrued franchise, sales, use and property taxes	103	200
Accrued other	1,186	928

Accrued expenses and other liabilities	$36,771	$23,485

Interest and Interest and Investment Income, Net
Net investment income included the following for the years ended December 31, 2020 and 2019 (in thousands):

	For the Year Ended December 31,
	2020	2019
Interest income	$1,725	$2,764
Unrealized gain (loss) from equity securities	$1,577	$(321)
Investment (amortization expense) accretion income, net	(858)	3
Net realized (losses) on investments	(9)	(4)

	$2,435	$2,442